Note 19 - Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments Disclosure [Text Block]
NOTE 19 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of recognized financial instruments at December 31, 2012 and 2011 are as follows:

	2012		2011
	Carrying amount	Estimated value	Carrying amount	Estimated value	Input level
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$49,912	$49,912	$57,287	$57,287	1
Securities, including Federal
Home Loan Bank stock	182,502	182,502	156,850	156,850	2
Loans held for sale	2,957	2,957	2,754	2,754	3
Net loans	297,528	297,879	329,403	330,286	3
Mortgage servicing rights	931	931	727	727	3

	$533,830	$534,181	$547,021	$547,904

	2012		2011
	Carrying amount	Estimated value	Carrying amount	Estimated value	Input level
	(dollars in thousands)
FINANCIAL LIABILITIES
Deposits
Maturity	$185,650	$187,436	$242,741	$245,269	3
Non-maturity	285,549	285,549	237,745	237,745	1
Other borrowings	22,557	24,947	32,781	35,484	3
Junior subordinated deferrable interest debentures	10,300	10,367	10,300	9,220	3

	$504,056	$508,299	$523,567	$527,718

The above summary does not include accrued interest receivable and cash surrender value of life insurance which are also considered financial instruments.  The estimated fair value of such items is considered to be their carrying amounts, and would be considered level 1 inputs.

There are also unrecognized financial instruments at December 31, 2012 and 2011 which relate to commitments to extend credit and letters of credit.  The contract amount of such financial instruments amounts to $85,643,000 at December 31, 2012 and $69,398,000 at December 31, 2011.  Such amounts are also considered to be the estimated fair values.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments shown above:

Cash and cash equivalents:

Fair value is determined to be the carrying amount for these items (which include cash on hand, due from banks, and federal funds sold) because they represent cash or mature in 90 days or less and do not represent unanticipated credit concerns.

Securities:

Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.  Level 1 securities would typically include government bonds and exchange traded equities.  If quoted market prices are not available, then fair values are estimated using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows.  Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include municipal bonds, mortgage-backed securities, and asset-backed securities.  In certain cases where there is limited activity or less transparency around inputs to the valuation, securities may be classified within Level 3 of the valuation hierarchy.  The Corporation did not have any securities classified as Level 1 or Level 3 at December 31, 2012 and 2011.

Loans:

Fair value for loans was estimated for portfolios of loans with similar financial characteristics.  For adjustable rate loans, which re-price at least annually and generally possess low risk characteristics, the carrying amount is believed to be a reasonable estimate of fair value.  For fixed rate loans the fair value is estimated based on a discounted cash flow analysis, considering weighted average rates and terms of the portfolio, adjusted for credit and interest rate risk inherent in the loans.  Fair value for nonperforming loans is based on recent appraisals or estimated discounted cash flows.

Mortgage servicing rights:

The fair value for mortgage servicing rights is determined based on an analysis of the portfolio by an independent third party.

Deposit liabilities:

The fair value of core deposits, including demand deposits, savings accounts, and certain money market deposits, is the amount payable on demand.  The fair value of fixed-maturity certificates of deposit is estimated using the rates offered at year end for deposits of similar remaining maturities.  The estimated fair value does not include the benefit that results from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the marketplace.

Other financial instruments:

The fair value of commitments to extend credit and letters of credit is determined to be the contract amount, since these financial instruments generally represent commitments at existing rates.  The fair value of other borrowings is determined based on a discounted cash flow analysis using current interest rates.  The fair value of the junior subordinated deferrable interest debentures is determined based on quoted market prices of similar instruments.  The fair value of other liabilities is generally considered to be carrying value except for the deferred compensation agreement described in Note 13.  The fair value of the contract is determined based on a discounted cash flow analysis using a current interest rate for a similar instrument.

The fair value estimates of financial instruments are made at a specific point in time based on relevant market information.  These estimates do not reflect any premium or discount that could result from offering for sale at one time the entire holdings of a particular financial instrument over the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments.  Since no ready market exists for a significant portion of the financial instruments, fair value estimates are largely based on judgments after considering such factors as future expected credit losses, current economic conditions, risk characteristics of various financial instruments, and other factors.  These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.  Changes in assumptions could significantly affect these estimates.